Metropolitan Life Insurance Company

200 Park Avenue

New York, NY 10166-0005

May 3, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Metropolitan Life Insurance Company

Metropolitan Life Separate Account UL

File Nos. 333-40161/811-06025

The Equity Options (Equity Additions and Equity Enricher)

Rule 497(j) Certification

Ladies and Gentlemen:

On behalf of Metropolitan Life Insurance Company (the “Company”) and Metropolitan Life Separate Account UL (the “Separate Account”), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the Statement of Additional Information (“SAI”), dated April 29, 2024, being used for certain flexible premium variable universal life insurance policies offered by the Company through the Separate Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the SAI contained in Post-Effective Amendment No. 30 to the Registration Statement filed electronically with the Commission on April 23, 2024.

If you have any questions, please contact me at (212) 578-9071.

Sincerely,

/s/ Robin Wagner
Robin Wagner, Esq.
Associate General Counsel
Metropolitan Life Insurance Company